2020-CRT1 ID	Field ID	Original Field Value	Audit Value	Match	Seller Comments	Conclusion Comment
Juliet-070614	Originator DTI	XX.XX	XX.XX	FALSE	Disagree with calculation, origination DTI XX.XX%	Re-review of income documents in file, found error in income calc. We agree with XX.XX% DTI.
Juliet-062921	Originator DTI	XX.XX	XX.XX	FALSE	Disagree with calculation, origination DTI XX.XX%	Re-review of documents in file, found error in DTI calc. We agree with XX.XX% DTI.
Juliet-062994	Property City	XXXX	XXXX	FALSE	Agree. Property City is XXXX
Juliet-074356	Originator DTI	XX.XX	XX.XX	FALSE	Disagree with calculation, origination DTI XX.XX%	Re-review of documents in file, found error in DTI calc. We agree with XX.XX% DTI.
Juliet-069440	Originator DTI	XX.XX	XX.XX	FALSE	Disagree with calculation, origination DTI XX.XX%	Re-review of documents in file, found error in DTI calc. We agree with XX.XX% DTI.
Juliet-054904	Originator DTI	XX.XX	XX.XX	FALSE	Disagree with calculation, origination DTI XX.XX%	Re-review of documents in file, found error in DTI calc. We agree with XX.XX% DTI.